NONCONTROLLING INTEREST - Additional Information (Details) - CAD ($) $ in Millions	Jan. 31, 2020	Sep. 18, 2019	Dec. 17, 2014	Dec. 16, 2014
Six Nations of the Grand River Development Corporation | Niagara Reinforcement Limited Partnership
Noncontrolling Interest [Line Items]
Ownership percentage	25.00%
Mississaugas of the Credit First Nation | Niagara Reinforcement Limited Partnership
Noncontrolling Interest [Line Items]
Ownership percentage	20.00%
Hydro One Inc. | Niagara Reinforcement Limited Partnership
Noncontrolling Interest [Line Items]
Ownership percentage	55.00%
B2M Limited Partnership
Noncontrolling Interest [Line Items]
Business combination assets transferred				$ 526
B2M Limited Partnership | Saugeen Ojibway Nation (SON)
Noncontrolling Interest [Line Items]
Percentage of common shares acquired			34.20%
Business acquisition, consideration paid			$ 72
B2M Limited Partnership | Saugeen Ojibway Nation (SON) | Class A Units
Noncontrolling Interest [Line Items]
Capital units in initial investment			50
B2M Limited Partnership | Saugeen Ojibway Nation (SON) | Class B Units
Noncontrolling Interest [Line Items]
Capital units in initial investment			$ 22
B2M Limited Partnership | Debt
Noncontrolling Interest [Line Items]
Business combination assets transferred				$ 316
Business combination percentage transferred				60.00%
B2M Limited Partnership | Equity
Noncontrolling Interest [Line Items]
Business combination assets transferred				$ 210
Business combination percentage transferred				40.00%
Niagara Reinforcement Limited Partnership | Six Nations of the Grand River Development Corporation
Noncontrolling Interest [Line Items]
Percentage of common shares acquired		25.00%
Niagara Reinforcement Limited Partnership | Mississaugas of the Credit First Nation
Noncontrolling Interest [Line Items]
Business combination assets transferred	$ 9
Percentage of common shares acquired	19.90%	0.10%
Six Nations of the Grand River Development Corporation and Mississaugas of the Credit First Nation
Noncontrolling Interest [Line Items]
Business combination assets transferred		$ 12